Income Tax (Details) - Schedule of taxes on income (tax benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of taxes on income (tax benefit) [Abstract]
Current taxes	$ 52,956	$ 23,015	$ 40,181
Deferred taxes	(10,342)	8,254	(12,980)
Total	$ 42,614	$ 31,269	$ 27,201